Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified				1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2009 Series B-1 Preferred	Dec. 31, 2012 Series B-1 Preferred	Dec. 31, 2010 Series B-1 Preferred	Dec. 31, 2011 Series B-1 Preferred	Dec. 31, 2004 Series B-1 Preferred	Dec. 31, 2012 Series B-1 Preferred Scenario, Previously Reported	Dec. 31, 2010 Series B-1 Preferred Warrants	Dec. 31, 2010 Series D-1 Preferred	Apr. 30, 2007 Series D-1 Preferred	Dec. 31, 2010 Series D-1 Preferred Warrants	Dec. 31, 2010 Series D-1 Preferred Warrants Minimum	Dec. 31, 2010 Series D-1 Preferred Warrants Maximum
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000		74,000,000		74,000,000
Warrants to purchase common stock					29,245			29,245				20,639
Warrant, extended expiration date				Dec. 31, 2011	Apr. 01, 2013						Apr. 13, 2013
Change in accumulated deficit as a result of warrant extension						$ 0.1					$ 0.1
Share Price per share								$ 1.51		$ 15.90			$ 15.90
Expected life										1 year 1 month 6 days				1 year	2 years
Risk-free interest rate										0.41%			0.50%
Volatility price										97.00%			83.00%
Percentage of reduction in number of shares exercisable					45.00%	50.00%
Number of warrant outstanding					13,160	14,623			13,163